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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         June 30, 2013

Date of reporting period:       September 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 101.7%	Shares	Value
Consumer Discretionary - 27.3%
Diversified Consumer Services - 0.7%
H&R Block, Inc.	1,500,000	$25,995,000

Hotels, Restaurants & Leisure - 7.8%
Cheesecake Factory, Inc. (The)	1,000,000	35,750,000
Darden Restaurants, Inc.	750,000	41,812,500
Jack in the Box, Inc. (a)	1,673,000	47,028,030
McDonald's Corp.	500,000	45,875,000
Panera Bread Co. - Class A (a)	500,000	85,445,000
Starbucks Corp.	1,000,000	50,750,000
		306,660,530
Leisure Equipment & Products - 1.4%
Mattel, Inc.	1,500,000	53,220,000

Media - 4.3%
Comcast Corp. - Class A	1,050,000	37,558,500
DIRECTV (a)	550,000	28,853,000
DISH Network Corp. - Class A	2,000,000	61,220,000
McClatchy Co. (The) - Class A (a)	143,000	318,890
McGraw-Hill Cos., Inc. (The)	750,000	40,942,500
		168,892,890
Multiline Retail - 4.1%
Family Dollar Stores, Inc.	480,000	31,824,000
Kohl's Corp.	750,000	38,415,000
Macy's, Inc.	750,000	28,215,000
Target Corp.	1,000,000	63,470,000
		161,924,000
Specialty Retail - 8.0%
Aéropostale, Inc. (a)	4,088,000	55,310,640
American Eagle Outfitters, Inc.	650,000	13,702,000
AutoZone, Inc. (a)	100,000	36,967,000
Bed Bath & Beyond, Inc. (a)	950,000	59,850,000
Best Buy Co., Inc.	1,000,000	17,190,000
Buckle, Inc. (The)	241,000	10,948,630
Gap, Inc. (The)	1,250,000	44,725,000
Lowe's Cos., Inc.	1,250,000	37,800,000
O'Reilly Automotive, Inc. (a)	238,000	19,901,560
RadioShack Corp.	850,000	2,023,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 101.7% (Continued)	Shares	Value
Consumer Discretionary - 27.3% (Continued)
Specialty Retail - 8.0% (Continued)
Staples, Inc.	1,500,000	$17,280,000
		315,697,830
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B	250,000	23,727,500
Under Armour, Inc. - Class A (a)	250,000	13,957,500
		37,685,000
Consumer Staples - 19.4%
Beverages - 5.1%
Coca-Cola Co. (The)	3,000,000	113,790,000
PepsiCo, Inc.	1,250,000	88,462,500
		202,252,500
Food & Staples Retailing - 6.1%
CVS Caremark Corp.	1,000,000	48,420,000
Kroger Co. (The)	1,000,000	23,540,000
Sysco Corp.	1,000,000	31,270,000
Walgreen Co.	2,000,000	72,880,000
Wal-Mart Stores, Inc.	850,000	62,730,000
		238,840,000
Food Products - 2.0%
Campbell Soup Co.	500,000	17,410,000
General Mills, Inc.	1,500,000	59,775,000
		77,185,000
Household Products - 6.2%
Clorox Co. (The)	600,000	43,230,000
Colgate-Palmolive Co.	750,000	80,415,000
Kimberly-Clark Corp.	600,000	51,468,000
Procter & Gamble Co. (The)	1,000,000	69,360,000
		244,473,000
Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	500,000	58,280,000
Exxon Mobil Corp.	1,000,000	91,450,000
		149,730,000
Financials - 1.5%
Commercial Banks - 0.9%
U.S. Bancorp	1,000,000	34,300,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 101.7% (Continued)	Shares	Value
Financials - 1.5% (Continued)
Consumer Finance - 0.3%
World Acceptance Corp. (a)	190,000	$12,815,500

Insurance - 0.3%
Protective Life Corp.	500,000	13,105,000

Health Care - 28.1%
Biotechnology - 7.6%
Amgen, Inc.	1,000,000	84,320,000
Biogen Idec, Inc. (a)	500,000	74,615,000
Celgene Corp. (a)	500,000	38,200,000
Cubist Pharmaceuticals, Inc. (a)	674,000	32,136,320
Gilead Sciences, Inc. (a)	350,000	23,215,500
PDL BioPharma, Inc.	2,500,000	19,225,000
United Therapeutics Corp. (a)	500,000	27,940,000
		299,651,820
Health Care Equipment & Supplies - 6.0%
Align Technology, Inc. (a)	640,000	23,660,800
Baxter International, Inc.	250,000	15,065,000
Cyberonics, Inc. (a)	997,000	52,262,740
Medtronic, Inc.	1,750,000	75,460,000
St. Jude Medical, Inc.	1,250,000	52,662,500
Varian Medical Systems, Inc. (a)	250,000	15,080,000
		234,191,040
Health Care Providers & Services - 3.0%
CIGNA Corp.	132,000	6,226,440
Laboratory Corp. of America Holdings (a)	285,000	26,353,950
UnitedHealth Group, Inc.	1,000,000	55,410,000
WellPoint, Inc.	500,000	29,005,000
		116,995,390
Life Sciences Tools & Services - 0.9%
Harvard Bioscience, Inc. (a)	1,000,000	4,230,000
Illumina, Inc. (a)	634,000	30,558,800
		34,788,800
Pharmaceuticals - 10.6%
Abbott Laboratories	500,000	34,280,000
AstraZeneca plc - ADR	2,000,000	95,720,000
Bristol-Myers Squibb Co.	1,000,000	33,750,000
Eli Lilly & Co.	1,750,000	82,967,500
Endo Health Solutions, Inc. (a)	1,204,000	38,190,880

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 101.7% (Continued)	Shares	Value
Health Care - 28.1% (Continued)
Pharmaceuticals - 10.6% (Continued)
Johnson & Johnson	1,250,000	$86,137,500
Medicines Co. (The) (a)	615,000	15,873,150
Novartis AG - ADR	500,000	30,630,000
		417,549,030
Industrials - 4.3%
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	500,000	35,785,000

Airlines - 0.4%
Copa Holdings S.A. - Class A	35,000	2,844,450
Southwest Airlines Co.	1,500,000	13,155,000
		15,999,450
Commercial Services & Supplies - 0.6%
Cintas Corp.	300,000	12,435,000
Tetra Tech, Inc. (a)	410,000	10,766,600
		23,201,600
Electrical Equipment - 0.3%
Generac Holdings, Inc.	449,000	10,277,610

Industrial Conglomerates - 2.0%
3M Co.	850,000	78,557,000
Raven Industries, Inc.	68,000	2,001,240
		80,558,240
Road & Rail - 0.1%
Landstar System, Inc.	63,000	2,978,640

Information Technology - 15.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,000,000	38,180,000
QUALCOMM, Inc.	500,000	31,245,000
		69,425,000
Computers & Peripherals - 2.1%
Synaptics, Inc. (a)	1,757,000	42,203,140
Western Digital Corp.	1,000,000	38,730,000
		80,933,140
Electronic Equipment, Instruments & Components - 0.3%
Dolby Laboratories, Inc. - Class A (a)	400,000	13,100,000
FUJIFILM Holdings Corp. - ADR	49,400	820,534
		13,920,534

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 101.7% (Continued)	Shares	Value
Information Technology - 15.1% (Continued)
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	500,000	$19,130,000
eBay, Inc. (a)	1,350,000	65,353,500
j2 Global, Inc.	179,000	5,874,780
		90,358,280
IT Services - 2.3%
International Business Machines Corp.	150,000	31,117,500
MasterCard, Inc. - Class A	75,000	33,861,000
Syntel, Inc.	90,000	5,616,900
Visa, Inc. - Class A	150,000	20,142,000
		90,737,400
Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	3,500,000	79,380,000
Skyworks Solutions, Inc. (a)	750,000	17,673,750
SunPower Corp. (a)	786,000	3,544,860
Xilinx, Inc.	750,000	25,057,500
		125,656,110
Software - 3.1%
BMC Software, Inc. (a)	750,000	31,117,500
Intuit, Inc.	500,000	29,440,000
Microsoft Corp.	2,000,000	59,560,000
		120,117,500
Materials - 0.2%
Chemicals - 0.2%
BASF SE - ADR	76,800	6,491,904

Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
China Mobile Ltd. - ADR	500,000	27,680,000

Utilities - 1.3%
Electric Utilities - 1.3%
Duke Energy Corp.	500,000	32,400,000
Entergy Corp.	250,000	17,325,000
		49,725,000

Total Common Stocks (Cost $3,532,653,450)		$3,989,797,738

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

PUT OPTION CONTRACTS - 2.2%	Contracts	Value
Nasdaq 100 Index Option, 12/22/2012 at $2,600	2,000	$7,160,000
Russell 2000 Index Option, 12/22/2012 at $620	8,000	1,048,000
S&P 500 Index Option, 01/19/2013 at $1,410	19,000	76,551,000
Total Put Option Contracts (Cost $73,748,887)		$84,759,000

Total Investments at Value - 103.9% (Cost $3,606,402,337)		$4,074,556,738

MONEY MARKET FUNDS - 25.9%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	301,250,312	$301,250,312
First American Treasury Obligations Fund - Class Y, 0.00% (b)	715,948,417	715,948,417
Total Money Market Funds (Cost $1,017,198,729)		$1,017,198,729

Total Investments and Money Market Funds at Value - 129.8% (Cost $4,623,601,066)		$5,091,755,467

Written Call Options - (31.5%)		(1,234,126,000)

Other Assets in Excess of Liabilities - 1.7%		65,107,449

Net Assets - 100.0%		$3,922,736,916

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2012.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2012 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
12/22/2012 at $1,800	2,000	$198,538,000	$197,597,342
Russell 2000 Index Option,
12/22/2012 at $620	8,000	172,608,000	177,589,366
S&P 500 Index Option,
12/22/2012 at $980	19,000	862,980,000	851,174,745
Total Written Option Contracts		$1,234,126,000	$1,226,361,453

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 5.2%	Shares	Value
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
NuStar Energy L.P.	89,000	$4,528,320
ONEOK Partners L.P.	144,000	8,568,000
Williams Partners L.P.	85,000	4,647,800
		17,744,120
Materials - 3.5%
Metals & Mining - 3.5%
Agnico-Eagle Mines Ltd.	250,000	12,970,000
AngloGold Ashanti Ltd. - ADR	250,000	8,762,500
Barrick Gold Corp.	325,000	13,572,000
Compañía de Minas Buenaventura S.A. - ADR	125,000	4,870,000
Goldcorp, Inc.	250,000	11,462,500
Gold Fields Ltd.	750,000	9,637,500
Harmony Gold Mining Co. Ltd. - ADR	500,000	4,205,000
Newmont Mining Corp.	225,000	12,602,250
Randgold Resources Ltd. - ADR	50,000	6,150,000
Stillwater Mining Co. (a)	10,000	117,900
		84,349,650
Utilities - 1.0%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	1,000	43,940
Duke Energy Corp.	333	21,578
Edison International	1,000	45,690
Entergy Corp.	14,000	970,200
Exelon Corp.	1,000	35,580
FirstEnergy Corp.	83,000	3,660,300
NextEra Energy, Inc.	1,000	70,330
Pepco Holdings, Inc.	55,000	1,039,500
Pinnacle West Capital Corp.	23,000	1,214,400
PPL Corp.	1,000	29,050
UNS Energy Corp.	56,000	2,344,160
		9,474,728
Multi-Utilities - 0.6%
Ameren Corp.	1,000	32,670
Dominion Resources, Inc.	16,000	847,040
DTE Energy Co.	67,000	4,015,980
Public Service Enterprise Group, Inc.	250,000	8,045,000

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 5.2% (Continued)	Shares	Value
Utilities - 1.0% (Continued)
Multi-Utilities - 0.6% (Continued)
SCANA Corp.	37,000	$1,785,990
		14,726,680

Total Common Stocks (Cost $112,200,396)		$126,295,178

U.S. TREASURY OBLIGATIONS - 62.1%	Par Value	Value
U.S. Treasury Bills (b) - 20.5%
0.125%, due 11/29/2012	$500,000,000	$499,951,000

U.S. Treasury Inflation-Protected Notes - 2.0%
2.00%, due 07/15/2014	30,387,250	32,428,909
2.50%, due 01/15/2029	10,671,500	15,291,096
		47,720,005
U.S. Treasury Notes - 39.6%
0.75%, due 06/15/2014	300,000,000	302,683,800
2.25%, due 03/31/2016	200,000,000	213,031,200
2.00%, due 04/30/2016	150,000,000	158,566,500
1.75%, due 05/31/2016	100,000,000	104,867,200
3.00%, due 08/31/2016	75,000,000	82,447,275
1.75%, due 05/15/2022	100,000,000	101,421,900
		963,017,875

Total U.S. Treasury Obligations (Cost $1,470,174,485)		$1,510,688,880

EXCHANGE-TRADED FUNDS - 0.4%	Shares	Value
SPDR DB International Government Inflation-Protected Bond ETF (Cost $7,291,295)	160,000	$9,913,600

Total Investments at Value - 67.7% (Cost $1,589,666,176)		$1,646,897,658

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 32.2%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (c)	234,273,340	$234,273,340
First American Treasury Obligations Fund - Class Y, 0.00% (c)	547,763,452	547,763,452
Total Money Market Funds (Cost $782,036,792)		$782,036,792

Total Investments and Money Market Funds at Value - 99.9% (Cost $2,371,702,968)		$2,428,934,450

Other Assets in Excess of Liabilities - 0.1%		2,759,658

Net Assets - 100.0%		$2,431,694,108

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2012.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 62.9%	Shares	Value
Argentina - 0.3%
Telecom Argentina S.A. - ADR	28,000	$280,280

Australia - 2.1%
Cochlear Ltd. (a)	3,000	208,126
Sonic Healthcare Ltd. (a)	40,000	560,320
Telstra Corp. Ltd. - ADR	54,000	1,093,500
		1,861,946
Austria - 0.6%
OMV AG (a)	15,000	525,472

Belgium - 0.3%
Mobistar S.A.	8,000	252,393

Brazil - 0.5%
Telefônica Brasil S.A. - ADR	23,000	500,020

Canada - 1.3%
Shoppers Drug Mart Corp.	15,000	624,498
Tim Hortons, Inc. - ADR	10,000	520,300
		1,144,798
Chile - 0.1%
Embotelladora Andina S.A. - Class B - ADR	200	6,866
Enersis S.A. - ADR	8,000	131,120
		137,986
China - 1.6%
Mindray Medical International Ltd. - ADR	22,500	756,225
NetEase.com, Inc. - ADR (b)	8,000	449,120
Yue Yuen Industrial (Holdings) Ltd. - ADR	12,000	202,320
		1,407,665
Denmark - 1.7%
H. Lundbeck A/S (a)	45,000	833,747
William Demant Holding A/S (a) (b)	8,000	716,826
		1,550,573
Finland - 1.3%
Elisa Oyj (a)	20,000	452,606
Tieto Oyj (a)	40,000	691,885
		1,144,491
France - 7.7%
Alten (a)	12,000	383,825

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 62.9% (Continued)	Shares	Value
France - 7.7% (Continued)
Casino Guichard-Perrachon S.A. (a)	7,750	$685,563
Cegid Group	10,000	186,339
Christian Dior S.A. (a)	4,000	535,831
Danone S.A. (a)	13,000	799,908
Fromageries Bel S.A.	90	21,397
Iliad S.A. (a)	5,500	895,118
Infotel S.A.	3,066	230,812
L'Oréal S.A. (a)	3,600	445,125
Metropole Television S.A. (a)	17,500	238,671
Norbert Dentressangle S.A. (a)	8,000	537,449
Sanofi-Aventis - ADR	27,100	1,166,926
Total S.A. - ADR	16,500	826,650
		6,953,614
Germany - 3.4%
Axel Springer AG (a)	6,000	260,232
Deutsche Telekom AG (a)	60,000	737,895
SAP AG - ADR	16,300	1,162,679
United Internet AG (a)	45,000	918,574
		3,079,380
India - 1.0%
Wipro Ltd. - ADR	100,000	895,000

Italy - 1.7%
Enel S.P.A. (a)	125,000	442,850
Eni S.P.A. - ADR	10,000	438,400
Luxottica Group S.P.A. (a)	10,000	352,757
Recordati S.P.A. (a)	40,000	284,608
		1,518,615
Japan - 10.6%
ABC-MART, Inc. (a)	13,000	573,787
AEON Co. Ltd. (a)	40,000	451,737
Central Japan Railway Co. (a)	3,535	310,331
DeNA Co. Ltd. (a)	12,000	398,125
Don Quijote Co. Ltd. (a)	20,000	770,402
KDDI Corp. (a)	9,595	744,307
Komeri Co. Ltd. (a)	20,000	508,999
K's Holdings Corp. (a)	14,000	348,364
Mochida Pharmaceutical Co. Ltd. (a)	50,000	617,987
NAFCO Co. Ltd. (a)	1,700	30,520
Nippon Telegraph and Telephone Corp. - ADR	20,000	474,200

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 62.9% (Continued)	Shares	Value
Japan - 10.6% (Continued)
Nitori Holdings Co. Ltd. (a)	2,000	$185,652
Nomura Research Institute Ltd. (a)	20,000	412,222
Ryohin Keikaku Co. Ltd. (a)	13,000	819,516
Sundrug Co. Ltd. (a)	25,000	908,204
Takeda Pharmaceutical Co. Ltd. (a)	10,500	483,141
Trend Micro, Inc. (a)	15,000	418,283
United Arrows Ltd. (a)	25,000	667,609
Yamada Denki Co. Ltd. (a)	10,000	438,728
		9,562,114
Mexico - 1.1%
América Móvil S.A.B. de C.V. - Series A - ADR	24,700	599,963
Gruma S.A.B. de C.V. - ADR (b)	32,400	364,824
		964,787
Netherlands - 2.2%
ASML Holding N.V.	9,000	483,120
Royal Dutch Shell plc - Class A - ADR	8,000	555,280
Unilever N.V. - ADR	27,000	957,960
		1,996,360
New Zealand - 1.2%
Chorus Ltd. - ADR	16,000	212,960
Telecom Corp. of New Zealand Ltd. - ADR	92,500	899,100
		1,112,060
Norway - 2.3%
Statoil ASA (a)	20,000	516,135
Tomra Systems ASA (a)	95,000	836,205
Yara International ASA (a)	15,000	753,210
		2,105,550
Spain - 1.3%
Industria de Diseño Textil S.A. (Inditex) (a)	3,500	434,902
Red Electrica Corp. S.A. (a)	15,000	710,972
		1,145,874
Sweden - 2.9%
Alfa Laval AB (a)	15,000	272,591
Axfood AB (a)	13,000	488,864
Clas Ohlson AB - B Shares (a)	55,000	720,922
Hennes & Mauritz AB - B Shares (a)	14,100	490,778
NIBE Industrier AB - B Shares (a)	30,000	494,791
Securitas AB - B Shares (a)	25,000	187,877
		2,655,823

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 62.9% (Continued)	Shares	Value
Switzerland - 2.8%
Nestlé S.A. - ADR	8,800	$556,248
Novartis AG - ADR	14,000	857,640
Roche Holding Ltd. - ADR	19,000	892,810
Swisscom AG - ADR	6,000	241,620
		2,548,318
Taiwan - 1.2%
Advanced Semiconductor Engineering, Inc. - ADR	56,994	212,588
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	55,000	870,100
		1,082,688
United Kingdom - 13.7%
AstraZeneca plc - ADR	16,000	765,760
BHP Billiton plc - ADR	13,000	811,980
BT Group plc - ADR	10,000	372,000
Dairy Crest Group plc (a)	70,000	392,087
Ensco plc - Class A	2,500	136,400
GlaxoSmithKline plc - ADR	19,500	901,680
Greggs plc (a)	90,000	729,828
Interserve plc (a)	64,000	377,164
London Stock Exchange Group plc (a)	25,000	381,258
Marks & Spencer Group plc (a)	40,000	230,774
Mitie Group plc (a)	175,000	823,866
N Brown Group plc (a)	50,000	221,883
National Grid plc - ADR	13,000	719,680
Next plc (a)	10,000	557,730
PayPoint plc	335	3,872
Reckitt Benckiser Group plc - ADR	75,000	859,500
Sage Group plc (The) (a)	150,000	759,848
Scottish and Southern Energy plc (a)	35,000	787,367
Smith & Nephew plc - ADR	12,500	689,000
Vodafone Group plc - ADR	19,000	541,405
William Morrison Supermarkets plc (a)	160,000	737,503
WS Atkins plc (a)	45,000	529,916
		12,330,501

Total Common Stocks (Cost $54,213,742)		$56,756,308

EXCHANGE-TRADED FUNDS - 6.5%	Shares	Value
iShares MSCI Belgium Index Fund	100,000	$1,258,000

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 6.5% (Continued)	Shares	Value
iShares MSCI Singapore Index Fund	80,000	$1,072,800
iShares MSCI Sweden Index Fund	43,000	1,215,180
iShares MSCI Switzerland Index Fund	48,000	1,180,320
iShares MSCI United Kingdom Index Fund	65,000	1,131,650
Total Exchange-Traded Funds (Cost $5,419,609)		$5,857,950

PUT OPTION CONTRACTS - 0.0% (c)	Contracts	Value
S&P 500 Index Option, 12/22/2012 at $1,150 (Cost $67,699)	150	$43,950

Total Investments at Value - 69.4% (Cost $59,701,050)		$62,658,208

MONEY MARKET FUNDS - 26.0%	Shares	Value
Northern Institutional Treasury Portfolio, 0.04% (d) (Cost $23,442,133)	23,442,133	$23,442,133

Total Investments and Money Market Funds at Value - 95.4% (Cost $83,143,183)		$86,100,341

Written Call Options - (4.8%)		(4,298,550)

Other Assets in Excess of Liabilities - 9.4%		8,443,713

Net Assets - 100.0%		$90,245,504

ADR - American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $33,031,773 at September 30, 2012, representing 36.6% of net assets.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2012.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY
September 30, 2012 (Unaudited)

Sector	Industry	% of Net Assets

Consumer Discretionary - 10.2%
	Hotels, Restaurants & Leisure	0.6%
	Internet & Catalog Retail	0.2%
	Media	0.6%
	Multi-Line Retail	2.9%
	Specialty Retail	4.9%
	Textiles, Apparel & Luxury Goods	1.0%
Consumer Staples - 10.0%
	Beverages	0.0%(a)
	Food & Staples Retailing	4.3%
	Food Products	4.2%
	Household Products	1.0%
	Personal Products	0.5%
Energy - 3.4%
	Energy Equipment & Services	0.2%
	Oil, Gas & Consumable Fuels	3.2%
Financials - 0.4%
	Diversified Financial Services	0.4%
Health Care - 10.7%
	Health Care Equipment & Supplies	2.6%
	Health Care Providers & Services	0.6%
	Pharmaceuticals	7.5%
Industrials - 4.8%
	Air Freight & Logistics	0.6%
	Building Products	0.5%
	Commercial Services & Supplies	2.1%
	Construction & Engineering	0.4%
	Machinery	0.3%
	Professional Services	0.6%
	Road & Rail	0.3%
Information Technology - 9.4%
	Internet Software & Services	2.0%
	IT Services	2.2%
	Semiconductors & Semiconductor Equipment	1.7%
	Software	3.5%
Materials - 1.7%
	Chemicals	0.8%
	Metals & Mining	0.9%
Telecommunication Services - 9.2%
	Diversified Telecommunication Services	6.8%
	Wireless Telecommunication Services	2.4%
Utilities - 3.1%
	Electric Utilities	2.3%
	Multi-Utilities	0.8%
		62.9%

(a)	Percentage rounds to less than 0.1%.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2012 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Dollar Index Future	12/17/2012	150	$12,006,000	$(76,031)

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2012 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
12/22/2012 at $1,150	150	$4,298,550	$4,199,801

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2012 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index Future	12/21/2012	750	$23,623,338	$709,776
FTSE 100 Index Future	12/21/2012	150	13,848,575	88,214
Total Futures Contracts Sold Short			$37,471,913	$797,990

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 32.1%	Shares	Value
Consumer Discretionary - 6.7%
Diversified Consumer Services - 0.6%
H&R Block, Inc.	2,000	$34,660
Strayer Education, Inc.	500	32,175
		66,835
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	1,000	36,440
Darden Restaurants, Inc.	750	41,812
McDonald's Corp.	500	45,875
		124,127
Household Durables - 0.9%
Garmin Ltd.	1,400	58,436
Koss Corp.	7,000	34,930
		93,366
Internet & Catalog Retail - 0.4%
Nutrisystem, Inc.	4,000	42,120

Leisure Equipment & Products - 1.2%
Hasbro, Inc.	1,750	66,798
Mattel, Inc.	1,700	60,316
		127,114
Media - 0.9%
Harte-Hanks, Inc.	7,000	48,510
Meredith Corp.	1,500	52,500
		101,010
Multiline Retail - 0.8%
Kohl's Corp.	1,000	51,220
Target Corp.	600	38,082
		89,302
Specialty Retail - 0.7%
Best Buy Co., Inc.	1,500	25,785
Staples, Inc.	4,000	46,080
		71,865
Consumer Staples - 5.8%
Beverages - 1.0%
Coca-Cola Co. (The)	1,500	56,895
PepsiCo, Inc.	750	53,078
		109,973
Food & Staples Retailing - 1.8%
Kroger Co. (The)	1,500	35,310

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 32.1% (Continued)	Shares	Value
Consumer Staples - 5.8% (Continued)
Food & Staples Retailing - 1.8% (Continued)
Safeway, Inc.	1,500	$24,135
Sysco Corp.	1,000	31,270
Walgreen Co.	1,500	54,660
Wal-Mart Stores, Inc.	600	44,280
		189,655
Food Products - 2.1%
Archer-Daniels-Midland Co.	1,600	43,488
Campbell Soup Co.	2,000	69,640
ConAgra Foods, Inc.	1,000	27,590
General Mills, Inc.	750	29,887
Kellogg Co.	1,000	51,660
		222,265
Household Products - 0.8%
Clorox Co. (The)	500	36,025
Procter & Gamble Co. (The)	750	52,020
		88,045
Personal Products - 0.1%
Avon Products, Inc.	1,000	15,950

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
BP plc - ADR	1,400	59,304
Chevron Corp.	500	58,280
ConocoPhillips	750	42,885
Exxon Mobil Corp.	250	22,862
Murphy Oil Corp.	1,200	64,428
Phillips 66	375	17,389
		265,148
Financials - 0.5%
Diversified Financial Services - 0.5%
CME Group, Inc.	1,000	57,300

Health Care - 6.6%
Biotechnology - 0.4%
PDL BioPharma, Inc.	6,000	46,140

Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	1,000	60,260
Becton, Dickinson and Co.	750	58,920

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 32.1% (Continued)	Shares	Value
Health Care - 6.6% (Continued)
Health Care Equipment & Supplies - 2.1% (Continued)
Medtronic, Inc.	1,200	$51,744
St. Jude Medical, Inc.	1,400	58,982
		229,906
Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	1,200	46,764

Health Care Technology - 0.3%
Quality Systems, Inc.	1,500	27,825

Pharmaceuticals - 3.4%
Abbott Laboratories	1,000	68,560
AstraZeneca plc - ADR	1,000	47,860
Eli Lilly & Co.	1,000	47,410
Johnson & Johnson	1,000	68,910
Merck & Co., Inc.	1,500	67,650
Novartis AG - ADR	1,000	61,260
		361,650
Industrials - 2.8%
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	650	38,058
United Parcel Service, Inc. - Class B	700	50,099
		88,157
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	1,400	38,514

Electrical Equipment - 0.5%
Emerson Electric Co.	1,000	48,270

Industrial Conglomerates - 0.4%
3M Co.	500	46,210

Machinery - 0.7%
Eaton Corp.	1,000	47,260
Illinois Tool Works, Inc.	500	29,735
		76,995
Information Technology - 5.1%
Communications Equipment - 0.9%
Comtech Telecommunications Corp.	1,500	41,460

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 32.1% (Continued)	Shares	Value
Information Technology - 5.1% (Continued)
Communications Equipment - 0.9% (Continued)
Harris Corp.	1,100	$56,342
		97,802
Electronic Equipment, Instruments & Components - 0.4%
Molex, Inc.	1,500	39,420

Office Electronics - 0.4%
CANON, Inc.	1,200	38,412

Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	1,000	39,190
Applied Materials, Inc.	2,500	27,913
Intel Corp.	2,500	56,700
Linear Technology Corp.	1,500	47,775
Maxim Integrated Products, Inc.	2,000	53,240
Microchip Technology, Inc.	1,500	49,110
Xilinx, Inc.	1,500	50,115
		324,043
Software - 0.4%
Microsoft Corp.	1,500	44,670

Materials - 1.3%
Chemicals - 1.0%
BASF SE - ADR	800	67,624
Scotts Miracle-Gro Co. (The) - Class A	1,000	43,470
		111,094
Metals & Mining - 0.3%
Newmont Mining Corp.	600	33,606

Utilities - 0.8%
Electric Utilities - 0.5%
PPL Corp.	1,800	52,290

Water Utilities - 0.3%
Consolidated Water Co. Ltd.	4,000	33,080

Total Common Stocks (Cost $3,354,587)		$3,448,923

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PUT OPTION CONTRACTS - 0.1%	Contracts	Value
S&P 500 Index Option, 12/22/2012 at $1,280 (Cost $16,816)	12	$11,424

Total Investments at Value - 32.2% (Cost $3,371,403)		$3,460,347

MONEY MARKET FUNDS - 69.0%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	2,209,364	$2,209,364
First American Treasury Obligations Fund - Class Y, 0.00% (a)	5,205,310	5,205,310
Total Money Market Funds (Cost $7,414,674)		$7,414,674

Total Investments and Money Market Funds at Value - 101.2% (Cost $10,786,077)		$10,875,021

Written Call Options - (1.8%)		(195,816)

Other Assets in Excess of Liabilities - 0.6%		71,427

Net Assets - 100.0%		$10,750,632

ADR - American Depositary Receipt.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2012.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2012 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
12/22/2012 at $1,280	12	$195,816	$191,624

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2012 (Unaudited)

1.  Securities and Options Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and asked prices.  Securities traded on a foreign stock exchange may be valued based upon the closing price on the principal exchange where the security is traded; however, because the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will typically be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees.  As a result, the prices of securities used to calculate a Fund’s net asset value may differ from quoted or published prices for the same securities.  Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of the net asset value. As of September 30, 2012, all options held by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Option contracts purchased and written by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value.  U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because the fair values of such securities are typically determined by an independent pricing service, as described in the preceding discussion of valuation of foreign securities.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of September 30, 2012 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$3,989,797,738	$-	$-	$3,989,797,738
Put Option Contracts	-	84,759,000	-	84,759,000
Money Market Funds	1,017,198,729	-	-	1,017,198,729
Total Investments in Securities and Money Market Funds	$5,006,996,467	$84,759,000	$-	$5,091,755,467

Other Financial Instruments:
Written Call Option Contracts	$-	$(1,234,126,000)	$-	$(1,234,126,000)
Total Other Financial Instruments	$-	$(1,234,126,000)	$-	$(1,234,126,000)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$126,295,178	$-	$-	$126,295,178
U.S. Treasury Obligations	-	1,510,688,880	-	1,510,688,880
Exchange-Traded Funds	9,913,600	-	-	9,913,600
Money Market Funds	782,036,792	-	-	782,036,792
Total Investments in Securities and Money Market Funds	$918,245,570	$1,510,688,880	$-	$2,428,934,450

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$23,724,535	$33,031,773	$-	$56,756,308
Exchange-Traded Funds	5,857,950	-	-	5,857,950
Put Option Contracts	-	43,950	-	43,950
Money Market Funds	23,442,133	-	-	23,442,133
Total Investments in Securities and Money Market Funds	$53,024,618	$33,075,723	$-	$86,100,341

Other Financial Instruments:
Futures Contracts	$12,006,000	$-	$-	$12,006,000
Futures Contracts Sold Short	(37,471,913)	-	-	(37,471,913)
Written Call Option Contracts	-	(4,298,550)	-	(4,298,550)
Total Other Financial Instruments	$(25,465,913)	$(4,298,550)	$-	$(29,764,463)

Hussman Strategic Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$3,448,923	$-	$-	$3,448,923
Put Option Contracts	-	11,424	-	11,424
Money Market Funds	7,414,674	-	-	7,414,674
Total Investments in Securities and Money Market Funds	$10,863,597	$11,424	$-	$10,875,021

Other Financial Instruments:
Written Call Option Contracts	$-	$(195,816)	$-	$(195,816)
Total Other Financial Instruments	$-	$(195,816)	$-	$(195,816)

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.  As of September 30, 2012, Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic Dividend Value Fund did not have any transfers in and out of any Level.  Transfers that occurred between Levels 1 and 2 on September 30, 2012 for Hussman Strategic International Fund due to implementation of systematic fair value procedures are as follows:

Transfers from Level 2 to Level 1
Common Stocks	$417,151

In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2012:

	Hussman Strategic Growth Fund	Hussman Strategic Total Return Fund	Hussman Strategic International Fund	Hussman Strategic Dividend Value Fund
Cost of portfolio investments	$4,628,209,030	$2,378,992,689	$83,143,183	$10,786,077

Gross unrealized appreciation	$598,523,094	$55,765,722	$6,610,288	$220,128
Gross unrealized depreciation	(134,976,657)	(5,823,961)	(3,653,130)	(131,184)

Net unrealized appreciation	$463,546,437	$49,941,761	$2,957,158	$88,944

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and adjustments to basis on publicly traded partnerships.

4.  Other Investments and Strategies

If a Fund has significant investments in the securities of issuers in industries within a particular market sector, any development generally affecting issuers within that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  As of September 30, 2012, Hussman Strategic Growth Fund had 28.1% and 27.3% of the value of its net assets invested in stocks within the Health Care and Consumer Discretionary sectors, respectively.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. As of September 30, 2012, Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund had 25.9%, 32.2%, 26.0% and 69.0%, respectively, of the value of their net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 18.3%, 22.5%, 26.0% and 48.4%, respectively, of the value of their net assets invested in shares of a single money market fund.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk.  Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs.  In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses.  Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry.  Any of these actions could have a severe effect on security prices and impair a Fund’s ability to bring its capital or income back to the U.S.  Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt.  Finally, the value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse.  Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 14, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 14, 2012

* Print the name and title of each signing officer under his or her signature.